Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,685	¥ 11,582	¥ 23,220
Reversal based on tax positions related to prior years	(1,319)	(9,070)	(8,880)
Additions based on tax positions related to the current year	290	1,997	4,825
Decrease due to disposal of subsidiaries			(7,583)
Balance at end of year	$ 656	¥ 4,509	¥ 11,582